Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes
Schedule of provision for the groups income tax
	06.30.2026	06.30.2025	06.30.2024
Current income tax	(135,243)	(107,059)	(32,380)
Deferred income tax	(14,786)	46,722	118,653
Income tax	(150,029)	(60,337)	86,273

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	25%
U.S.A	0% - 21%
Bermuda / British Virgin Islands / Cayman Islands	0%
Gibraltar	15%
Netherlands	19% - 25.8%

Schedule of reconciliation of income tax expense
	06.30.2026	06.30.2025	06.30.2024
(Profit) / loss for the year at tax rate applicable in the respective countries (i)	(195,532)	(114,466)	54,343
Permanent differences:
Share of profit of associates and joint ventures	10,559	15,709	20,042
Provision of tax loss carry forwards	(249)	(7,655)	1,199
Accounting Inflation adjustment permanent difference	2,779	15,844	40,681
Difference between provision and tax return	963	(4,995)	(33)
Non-taxable profit, non-deductible expenses and others	22,585	21,559	1,811
Tax inflation adjustment permanent difference	8,866	13,667	(31,770)
Income tax	(150,029)	(60,337)	86,273

Schedule of deferred tax assets and liabilities
	06.30.2026	06.30.2025
Deferred income tax asset to be recovered after more than 12 months	17,676	16,067
Deferred income tax asset to be recovered within 12 months	20,821	22,574
Deferred income tax assets	38,497	38,641
Deferred income tax liability to be settled after more than 12 months	(998,285)	(984,389)
Deferred income tax liability to be settled within 12 months	(42,765)	(39,903)
Deferred income tax liability	(1,041,050)	(1,024,292)
Deferred income tax liabilities, net	(1,002,553)	(985,651)

Schedule of movement in the deferred income tax assets and liabilities
	06.30.2025	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	Currency translation adjustments	Incorporation by business combination (i)	06.30.2026
Assets
Investment properties, trading properties and Property, plant and equipment	501	340	20	-	861
Trade and other payables	24,202	111	-	-	24,313
Tax loss carry-forwards	9,656	(3,547)	-	-	6,109
Borrowings	665	(351)	-	-	314
Trade and other receivables	43	61	-	78	182
Others	3,574	1,791	-	1,353	6,718
Subtotal assets	38,641	(1,595)	20	1,431	38,497
Liabilities
Investment properties, trading properties and Property, plant and equipment	(916,606)	(73,177)	-	(3,567)	(993,350)
Trade and other receivables	(10,511)	(1,326)	-	-	(11,837)
Investments	(30,305)	10,837	-	-	(19,468)
Tax inflation adjustment	(50,807)	50,704	-	-	(103)
Intangible assets	(3,913)	(1,038)	-	-	(4,951)
Salaries and social security costs	(5,724)	2,135	-	-	(3,589)
Others	(6,426)	(1,326)	-	-	(7,752)
Subtotal liabilities	(1,024,292)	(13,191)	-	(3,567)	(1,041,050)
Liabilities, net	(985,651)	(14,786)	20	(2,136)	(1,002,553)
	06.30.2024	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2025
Assets
Investment properties, trading properties and Property, plant and equipment	287	214	501
Trade and other payables	26,758	(2,556)	24,202
Tax loss carry-forwards	20,027	(10,371)	9,656
Borrowings	316	349	665
Trade and other receivables	218	(175)	43
Others	3,598	(24)	3,574
Subtotal assets	51,204	(12,563)	38,641
Liabilities
Investment properties, trading properties and Property, plant and equipment	(892,570)	(24,036)	(916,606)
Trade and other receivables	(3,456)	(7,055)	(10,511)
Investments	(23,738)	(6,567)	(30,305)
Tax inflation adjustment	(136,943)	86,136	(50,807)
Intangible assets	(26,181)	22,268	(3,913)
Salaries and social security costs	-	(5,724)	(5,724)
Others	(689)	(5,737)	(6,426)
Subtotal liabilities	(1,083,577)	59,285	(1,024,292)
Liabilities, net	(1,032,373)	46,722	(985,651)

Schedule of recognized tax loss carry forward
Date of generation	Due date	Total
2022	2027	5,831
2023	2028	3,388
2024	2029	1,107
2025	2030	5,512
2026	2031	1,616
Total cumulative tax loss carry-forwards	17,454